CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities	$ 81,282	$ 109,098
Non-current liabilities	$ 12,690	$ 25,391
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	25,596,331	11,604,808
Class A ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	800,000,000	600,000,000
Ordinary shares, shares issued	499,146,560	491,846,560
Ordinary shares, shares outstanding	473,550,229	480,241,752
Class B ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	79,400,000	79,400,000
Ordinary shares, shares outstanding	79,400,000	79,400,000
Consolidated VIE
Current liabilities	$ 1,422	$ 1,221
Non-current liabilities	$ 0	$ 38